Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities and current market volatility, it is at least reasonably possible that changes in the values of investment securities will continue to occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.
On May 15, 2026, a putative class action, captioned Rivetti v. American Express Company, et al., was filed in the United States District Court for the Southern District of New York against the Company and certain fiduciaries of the Plan alleging violations of ERISA. The complaint alleges that the defendants violated certain ERISA obligations by: allowing the investment of Plan assets in certain funds that underperformed benchmarks and comparator funds; selecting and retaining an investment manager that also had business relationships with the Company; and breaching certain fiduciary obligations. The suit seeks, among other remedies, an unspecified amount of damages. The Company intends to vigorously defend against these claims.